SHARE CAPITAL - Common shares issued (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 CAD ($) shares
Number of common shares
Exercise of stock options (in shares) | shares	472,230	19,261
Common shares held in trust (in shares) | shares	(1,109,180)	(1,057,455)
Share capital
U.S. initial public offering	$ (9,616)	$ (14,690)
Settlement of RSUs	0
Common shares held in trust	$ (10,200)	$ (45,883)
Share capital
Number of common shares
Beginning balance (in shares) | shares	96,885,705	98,219,496
Exercise of stock options (in shares) | shares	472,230	19,261
Common shares held in trust (in shares) | shares	(238,621)	(332,165)
Initial public offering, net of offering costs and deferred tax (in shares) | shares	186,896
Repurchase of common shares (in shares) | shares	(308,758)	(1,020,887)
Ending balance (in shares) | shares	96,997,452	96,885,705
Share capital
Beginning balance	$ 842,015	$ 865,897
Exercise of stock options	16,099	639
U.S. initial public offering	(9,616)	(14,690)
Settlement of RSUs	7,161
Common shares held in trust	(2,854)	(9,831)
Ending balance	$ 852,805	$ 842,015